S000088433 [Member] Investment Objectives and Goals - iShares Nasdaq Top 30 Stocks ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Nasdaq Top 30 Stocks ETF QTOP | Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Nasdaq Top 30 Stocks ETF (the “Fund”) seeks to track the investment results of an index composed of the 30 largest companies by market capitalization within the Nasdaq-100 Index.